Inventories, net (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2023	May 31, 2022
Inventories, net
Summary of Inventories, net of reserves	Inventories were as follows (in thousands):

	February 28, 2023	May 31, 2022
Raw materials	$—	$16,264
Work-in-progress	—	1,665
Total inventories, net	$—	$17,929

	As of May 31,
(in thousands)	2022	2021
Raw materials	$16,264	$28,085
Work-in-progress	1,665	65,394
Total inventories, net	$17,929	$93,479

Schedule of remaining shelf life of inventory

		Raw Materials				Work-in-progress
(in thousands, Expiration period ending May 31, )	Remaining shelf-life (mos)	Specialized	Resins	Other	Total Raw Materials	Bulk drug product	Finished drug product	Total inventories
2023	0 to 12	$3,658	—	1,421	$5,079	$1,824	$—	$6,903
2024	13 to 24	682	16,264	1,590	18,536	1,665	—	20,201
2025	25 to 36	2,099	—	—	2,099	—	29,142	31,241
2026	37 to 48	731	—	—	731	—	32,344	33,075
Thereafter	49 or more	—	—	—	—	—	—	—
Inventories, gross		7,170	16,264	3,011	26,445	3,489	61,486	91,420
Write-off		(7,170)	—	(3,011)	(10,181)	(1,824)	(61,486)	(73,491)
Inventories, net		$—	16,264	—	$16,264	$1,665	$—	$17,929